Pension and Other Postretirement Benefits (Fair Value Measurements Level 3 Rollforward) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension benefits [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, beginning of year	$ 3,244	$ 3,734
Fair value of plan assets, end of year	3,046	3,244
Postretirement benefits [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, beginning of year	4	4
Fair value of plan assets, end of year	0	4
Mortgage-backed securities [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, beginning of year	2	2
Contributions and distributions, net	(1)	0
Fair value of plan assets, end of year	$ 1	$ 2